Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 10,249,382	$ 1,404,160	¥ 7,191,821	¥ 10,172,584
Prepayments and other current assets	1,148,111	157,291	1,272,788
Short-term investments	2,706,535	370,794	2,653,065
Long-term investments, net	3,911,592	535,886	4,366,632
Investments in subsidiaries and net assets of VIEs and VIEs' subsidiaries	1,834,070		1,862,739
Total assets	32,698,500	4,479,677	33,159,067
Deferred revenue	3,802,307	520,914	2,954,088
Accrued liabilities and other payables	2,554,281	349,935	1,780,623
Other long-term payable	567,631	77,765	650,459
Total liabilities	18,594,587	2,547,447	18,754,800
Total Bilibili Inc's shareholders' equity	14,108,397	1,932,844	14,391,900
Total liabilities and shareholders' equity	32,698,500	$ 4,479,677	33,159,067
Related Party [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Amounts due from Group companies	786,677		790,574
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	10,721		106,498
Prepayments and other current assets	132,745		39,941
Short-term investments	445,470		625,474
Long-term investments, net	758,348		772,559
Investments in subsidiaries and net assets of VIEs and VIEs' subsidiaries	345,248
Total assets	17,380,987		20,757,887
Short-term loans and current portion of long-term debt	31,657		6,053,767
Deferred revenue	9,836		9,284
Accrued liabilities and other payables	64,151		93,713
Other long-term payable	3,166,946		15,931
Deficit in subsidiaries and net loss of VIEs and VIEs' subsidiaries			193,292
Total liabilities	3,272,590		6,365,987
Total Bilibili Inc's shareholders' equity	14,108,397		14,391,900
Total liabilities and shareholders' equity	17,380,987		20,757,887
Parent Company [Member] | Related Party [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Amounts due from Group companies	¥ 15,688,455		¥ 19,213,415